Impairment Loss	12 Months Ended
Dec. 31, 2013
Impairment Loss
Impairment Loss

24. Impairment Loss

        Israel Corporation Ltd., the parent company of ZIM Integrated Shipping Services Ltd. ("ZIM"), has announced that ZIM has reached an agreement in principle with its creditors, including the Company, for a restructuring of its obligations. This agreement includes a significant reduction in the charter rates payable by ZIM for the remaining life of its time charters, expiring in 2020 or 2021, for six of the Company's vessels and the Company's receipt of unsecured, interest bearing ZIM notes maturing in nine years and ZIM shares in exchange for such reductions and cancellation of ZIM's other obligations to the Company. Based on these anticipated terms, the Company has written down the value of its long-term receivables from ZIM as of December 31, 2013 and recognized a $19.0 million impairment charge with respect thereto, resulting in an outstanding long-term receivable of $25.8 million as of December 31, 2013.

        As of December 31, 2012, the Company concluded that events and circumstances triggered the existence of potential impairment of its long-lived assets. These indicators included volatility in the spot market and decline in the vessels' market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. The Company's assessment concluded that step two of the impairment analysis was required for certain of its vessels, as the undiscounted projected net operating cash flows of certain vessels did not exceeded the carrying value of the respective vessels. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. As of December 31, 2012, the Company recorded an impairment loss of $129.6 million for thirteen of its older vessels, which were either laid up, or on short-term charters in the spot market, seven of which were sold in the year ended December 31, 2013 (refer to Note 20, Sale of Vessels).

        No impairment loss was recorded in 2011.